CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating revenues	$ 445,538	$ 11,548	$ 106,868
General and administrative	115,203	79,785	87,577
Pre-opening costs	17,451	3,263	984
Property charges and other	1,407	5,799	6,031
Related Party [Member]
General and administrative	52,299	44,005	46,712
Pre-opening costs	7,533	1,975	351
Property charges and other	1,071	5,622	4,246
Casino Contract [Member]
Operating revenues	155,527	(56,665)	(1,455)
Cost of revenue	28,847	29,871	28,085
Casino Contract [Member] | Related Party [Member]
Cost of revenue	27,295	28,740	27,223
Rooms [Member]
Operating revenues	111,733	17,915	38,749
Cost of revenue	28,280	11,119	12,176
Rooms [Member] | Related Party [Member]
Operating revenues	72,925	13,088	30,974
Cost of revenue	16,798	7,277	7,948
Food and Beverage [Member]
Operating revenues	62,426	17,489	26,734
Cost of revenue	54,741	24,403	27,853
Food and Beverage [Member] | Related Party [Member]
Operating revenues	38,513	11,951	18,004
Cost of revenue	25,520	15,501	17,146
Entertainment [Member]
Operating revenues	61,777	1,649	2,649
Cost of revenue	53,056	2,253	2,842
Entertainment [Member] | Related Party [Member]
Operating revenues	39,715	499	361
Cost of revenue	11,922	2,061	2,207
Mall [Member]
Operating revenues	10,744	7,189	13,683
Cost of revenue	4,212	4,115	3,785
Mall [Member] | Related Party [Member]
Cost of revenue	1,797	1,588	1,711
Retail and Other [Member]
Operating revenues	2,858	2,082	1,602
Cost of revenue	1,986	1,200	1,474
Retail and Other [Member] | Related Party [Member]
Cost of revenue	$ 1,621	$ 1,005	$ 1,331